Warrants - Schedule of Warrant Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrants
Number of Shares, Warrants Outstanding Beginning	353,250	0
Number of Shares, Warrants Exercisable Beginning	353,250	0
Number of Shares, Warrants granted		353,250
Number of Shares, Warrants Forfeited or Expired		0
Number of Shares, Warrants Outstanding Ending	353,250	353,250	0
Number of Shares, Warrants Exercisable Ending	353,250	353,250	0
Weighted Average Exercise Price Outstanding Beginning	$ 2.40
Weighted Average Exercise Price Exercisable, Beginning	2.40
Weighted Average Exercise Price granted		2.40
Weighted Average Exercise Price Forfeited or Expired
Weighted Average Exercise Price Outstanding Ending	2.40	2.40
Weighted Average Exercise Price Exercisable Ending	$ 2.40	$ 2.40
Weighted Average Remaining Contractual Life Warrants Outstanding, Beginning	2 years 10 months 6 days
Weighted Average Remaining Contractual Life Warrants Exercisable, Beginning	2 years 10 months 6 days
Weighted Average Remaining Contractual Life Warrants Outstanding, Ending		2 years 10 months 6 days
Weighted Average Remaining Contractual Life Warrants Exercisable, Ending	2 years 7 months 10 days	2 years 10 months 6 days
Aggregate Intrinsic Value Exercisable
Aggregate Intrinsic Value Exercisable